Balances and Transactions With Related Parties	12 Months Ended
Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Balances and Transactions With Related Parties

10.    BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Related party transactions are performed at current market conditions.

Transactions between companies comprising the Group have been eliminated in the consolidation process and are not disclosed in this Note.

As of the date of these consolidated financial statements, there are no allowances for doubtful accounts between related entities.

The controlling company of Enel Chile is the Italian company Enel S.p.A.

Enel Chile S.A. provides administrative services to its subsidiaries, through a centralized cash contract used to finance cash deficits or consolidate cash surpluses. These accounts may have a debtor or creditor balance and are prepayable, short-term accounts with a variable interest rate that represents market conditions. To reflect these market conditions, the interest rates are reviewed periodically through an update procedure approved by the Boards of Directors of the respective companies.

10.1 Balances and transactions with related parties

The balances of accounts receivable and payable as of December 31, 2023 and 2022 are as follows:

a)	Receivables from related parties

						Current		Non-current
Taxpayer ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2023	12-31-2022	12-31-2023	12-31-2022
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	Other Services	247,437	184,318	—	—
Foreign	Empresa Distribuidora Sur S.A.	Argentina	Common Immediate Parent	US$	IT Services	1,670,459	1,619,319	—	—
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	—	187,436	—	—
Foreign	Enel Generacion El Chocón S.A.	Argentina	Common Immediate Parent	US$	Engineering Services	14,748	14,390	—	—
Foreign	Enel Green Power Argentina S.A.	Argentina	Common Immediate Parent	US$	Other Services	—	322,890	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	CLP	Other Services	—	222,193	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Engineering Services	15,555	15,178	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	1,859,584	1,451,125	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	IT Services	767,621	881,246	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	147,491	158,018	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	—	188,236	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Technical Services	1,133,921	389,126	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	67,307	67,658	—	—
77.157.781-4	Enel X AMPCI L1 Holdings SpA	Chile	Associated	US$	Technical Services	—	—	—	—
77.157.783-0	Enel X AMPCI L1 SpA	Chile	Associated	US$	Technical Services	—	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Technical Services	521,628	267,241	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	IT Services	—	—	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	2,100,090	974,759	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Technical Services	—	232,786	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other Services	—	—	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other Services	—	154,180	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase Advance	3,988,333	8,623,438	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	IT Services	—	122,891	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Engineering Services	1,447,752	1,627,025	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	55,113	89,269	—	—
Foreign	Endesa Energía	Spain	Common Immediate Parent	EUR	Gas Sales	—	31,754,264	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	12,748	28,514	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Engineering Services	—	51,516	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	CLP	Other Services	224,177	158,958	—	—
Foreign	Enel North America Inc	United States	Common Immediate Parent	US$	Other Services	—	63,594	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	—	1,726,897	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	492,226	464,774	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	23,737,063	195,403,892	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	615,499	123,427	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Engineering Services	—	474,458	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	1,828,895	—	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	672,349	2,188	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	CLP	Other Services	—	230,975	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	US$	Other Services	—	428,285	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	561,521	530,205	—	—
Foreign	Enel Innovation Hubs Srl	Italy	Common Immediate Parent	EUR	IT Services	111,271	—	—	—
Foreign	Enel Italia SrL.	Italy	Common Immediate Parent	EUR	Other Services	1,438,058	776,929	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	278,448	262,931	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	1,020,093	845,251	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	54,443	51,406	—	—
Foreign	Enel Green Power Morocco	Morocco	Common Immediate Parent	EUR	Other Services	580,915	456,512	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	18,970	18,511	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	IT Services	242,125	334,125	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	CLP	Other Services	—	71,534	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Engineering Services	3,298,013	1,228,039	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other Services	215,021	605,760	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Engineering Services	8,199	78,511	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Engineering Services	—	1,364,051	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Other Services	—	4,450	—	—
Foreign	Energetica Monzon S.A.C.	Peru	Common Immediate Parent	US$	Engineering Services	804,311	784,712	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	22,741	—	—	—
Foreign	Proyectos y Soluciones Renovables S.A.C.	Peru	Common Immediate Parent	US$	Other Services	—	151,213	—	—
		Total				50,274,125	256,268,604	—	—

b)	Accounts payable to related parties

Taxpayer						Current		Non-current
ID No.	Company	Country	Relationship	Currency	Transaction Description	12-31-2023	12-31-2022	12-31-2023	12-31-2022
						ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Generacion Costanera S.A.	Argentina	Common Immediate Parent	US$	Purchase of materials	—	6,780	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	IT Services	85,066	83,004	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other Services	18,532	18,083	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other Services	99,449	33,026	—	—
Foreign	Enel X Brasil Gerenciamento de Energia Ltda	Brazil	Common Immediate Parent	US$	IT Services	10,889	1,057	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CLP	Other Services	725,547	179,409	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	US$	Other Services	211,676	-	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	Other Services	3,504,042	3,891,398	—	—
77.569.067-4	Enel X Way Chile SpA	Chile	Associated	CLP	IT Services	2,237,282	528,182	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	CLP	Other Services	-	285,648	—	—
76.802.924-3	Energía y Servicios South America Spa	Chile	Common Immediate Parent	US$	Other Services	-	197,933	—	—
76.418.940-K	GNL Chile S.A.	Chile	Associated	US$	Gas Purchase	13,109,107	18,616,494	—	—
Foreign	Enel Distribución Sao Paulo S.A.	Brazil	Common Immediate Parent	US$	Other Services	845,605	492,612	—	—
Foreign	Enel Colombia S.A. ESP.	Colombia	Common Immediate Parent	US$	Other Services	86,671	35,836	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	EUR	Other Services	31,005	29,270	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Coal purchase	520,938	508,311	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	EUR	Other Services	171,500	88,636	—	—
Foreign	Enel Green Power España SL	Spain	Common Immediate Parent	EUR	Other Services	713,663	658,207	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	IT Services	22,016	656,798	—	—
Foreign	Enel Iberia SRL	Spain	Common Immediate Parent	EUR	Other Services	323,962	88,171	—	—
Foreign	Enel Green Power North America Inc	United Sates	Common Immediate Parent	US$	Other Services	451,430	440,402	—	—
Foreign	Enel Green Power North America Inc	United Sates	Common Immediate Parent	US$	Technical Services	220,579	—	—	—
Foreign	Enel Finance International NV (*)	Netherlands	Common Immediate Parent	US$	Loan payable	146,577,056	428,466,443	1,034,791,219	1,147,096,713
Foreign	Cesi S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	114,153	71,579	—	—
Foreign	Enel Energía	Italy	Common Immediate Parent	EUR	Other Services	-	552,771	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	1,973,905	1,327,547	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	7,773,093	9,025,183	—	—
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	238,209	70,811	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Technical Services	-	8,123,201	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	IT Services	-	1,329,550	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Engineering Services	-	215,601	—	—
Foreign	Enel Global Thermal Generation S.r.l.	Italy	Common Immediate Parent	EUR	Other Services	—	1,298,786	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Other Services	538,142	819,835	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Engineering Services	26,463	24,982	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Commodity derivatives	29,915,452	74,001,856	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	Technical Services	5,084,420	8,739,608	—	—
Foreign	Enel Global Trading S.p.A.	Italy	Common Immediate Parent	EUR	IT Services	642,625	534,305	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	EUR	Engineering Services	653,225	-	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	CLP	Other Services	245,139	273,636	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Technical Services	31,310,148	35,965,138	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Engineering Services	16,707,060	21,467,585	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	Other Services	6,259,507	16,387,650	—	—
Foreign	Enel Green Power Spa	Italy	Common Immediate Parent	EUR	IT Services	7,680,812	6,528,805	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Other Services	325,943	325,189	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	IT Services	16,688,192	14,243,095	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	EUR	Technical Services	8,393,271	5,453,612	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	IT Services	714,721	1,113,099	—	—
Foreign	Enel Italia S.p.A	Italy	Common Immediate Parent	EUR	Other Services	1,919,621	1,552,756	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Other Services	113,349	990,303	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	EUR	Engineering Services	1,471,152	1,678,743	—	—
Foreign	Enel S.p.A.	Italy	Parent	CLP	Dividends	123,046,700	229,338,163	—	—
Foreign	Enel S.p.A.	Italy	Parent	US$	Dividends	1,988	1,939	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Technical Services	6,259,685	10,947,000	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	IT Services	2,924,035	3,485,259	-	-
Foreign	Enel S.p.A.	Italy	Parent	EUR	Dividends	—	14,369,214	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Other Services	3,594,734	5,708,090	—	—
Foreign	Enel S.p.A.	Italy	Parent	EUR	Financial Guarantee Service	1,194,512	202,442	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Other Services	113,027	121,786	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	IT Services	434,851	935,155	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	EUR	Technical Services	14,627,961	12,779,052	—	—
Foreign	Gridspertise s.r.l.	Italy	Common Immediate Parent	EUR	IT Services	1,626,356	1,189,548	—	—
		Total				462,578,466	946,498,574	1,034,791,219	1,147,096,713

(*) See Note 10.1.d below.

c)	Significant transactions and effects on profit or loss:

The significant transactions with related companies that are not consolidated are as follows:

					For the years ended December 31,
Taxpayer ID No.	Company	Country	Relationship	Transaction Description	2023	2022	2021
					ThCh$	ThCh$	ThCh$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas Sales	22,404,257	180,214,107	—
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Fuel Consumption	(2,702,995)	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	Provision of administration services and other	8,356,103	7,859,162	5,632,424
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas consumption	(214,830,783)	(443,243,955)	(314,415,258)
76.418.940-K	GNL Chile S.A.	Chile	Associated	Gas Sales	6,588,337	—	—
Foreign	Enel X S.R.L.	Italy	Common Immediate Parent	Technical Services	(4,857,322)	(3,545,918)	(5,284,971)
Foreign	Enel Global Services S.r.l.	Italy	Common Immediate Parent	IT Services	(2,014,876)	—	—
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	IT Services	(3,274,480)	(1,254,045)	(2,230,293)
Foreign	Enel Grids S.r.L	Italy	Common Immediate Parent	Technical Services	(3,483,451)	(2,260,739)	—
Foreign	Enel S.p.A.	Italy	Parent	Technical Services	(3,965,495)	(2,340,510)	(5,305,537)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Commodity derivatives	156,461,363	36,940,008	35,815,215
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Sales	—	166,792,281	—
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Gas Purchase	—	—	(2,618,484)
Foreign	Enel Global Trading SpA.	Italy	Common Immediate Parent	Technical Services	(1,477,536)	(1,492,743)	(2,227,749)
Foreign	Enel Finance International NV	Netherlands	Common Immediate Parent	Financial expenses	(56,576,882)	(72,578,171)	(42,040,047)
Foreign	Enel Green Power SpA	Italy	Common Immediate Parent	Technical Services	(12,774,436)	(6,136,692)	(7,861,111)
Foreign	Gridspertise S.r.L.	Italy	Common Immediate Parent	Purchase of materials	(2,867,907)	—	—

The transactions detailed in the preceding table correspond to all those that exceed ThCh$2,000,000, by counterparty and nature of the transactions.

d)	Future undiscounted debt flows

The estimates of undiscounted cash flows for loans payable as of December 31, 2023 and 2022 are shown below:

					12-31-2023
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
					ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Enel Finance International NV	Netherlands	US$	2.89%	8,618,400	166,324,092	174,942,492	170,807,846	166,767,908	162,727,969	18,458,990	642,976,471	1,161,739,184
				Total	8,618,400	166,324,092	174,942,492	170,807,846	166,767,908	162,727,969	18,458,990	642,976,471	1,161,739,184

					12-31-2022
					Maturity			Maturity
Taxpayer ID No.	Company	Country	Currency	Nominal Interest	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
Foreign	Enel Finance International NV	Netherlands	US$	3.30%	257,881,985	197,800,418	455,682,403	170,731,408	166,699,893	162,668,379	158,636,864	644,908,410	1,303,644,954
				Total	257,881,985	197,800,418	455,682,403	170,731,408	166,699,893	162,668,379	158,636,864	644,908,410	1,303,644,954

e)	Significant transaction
i.	In June 2019, Enel Chile entered into a revolving credit facility with Enel Finance International N.V. in US$ for a total of US$50 million, at a LIBOR 1M, 3M or 6M variable rate plus a margin of 0.90%, with monthly, quarterly or semiannual interest payments, and a maturity date of June 24, 2024. During the availability period, Enel Chile will pay an annual availability commission equivalent to 0.25% the undrawn amount. This revolving credit facility is unsecured, and the principal and accumulated interest or other cost subject to agreement may be repaid early, in part or in full. Enel Chile may require renewal of a withdrawal, by sending a letter at least five business days prior to the due date of the obligation. In June 2023, the Enel Chile Group successfully completed the Libor-SOFR transition of 100% of its financial and derivative contracts, in line with market standards. According to this change, the interest rate is SOFR + margin (0.9%) + adjustment spread 1M (0.11448%), 3M (0.26161%) and 6M (0.42826%). On April 20, 2023, this line was fully drawn for a 3M period maturing on July 20, 2023. Because of its revolving nature, the decision to renew or repay the line will be made upon maturity and cannot extend beyond the line's maturity date. On November 13, 2023, a prepayment was made of the full amount of the line of US$50 million. As of December 31, 2023, the revolving credit facility is 100% available.

ii.	On January 3, 2020, Enel Finance International NV granted a loan in US$ to Enel Chile for up to US$200 million, with a fixed interest rate of 2.60%, with the payment of interest every six months and a maturity date of July 3, 2023. The loan obtained by Enel Chile is unsecured, corresponds to a bullet loan, and the principal and interest may be repaid early, in part or in full, without any penalty other than the breakage costs, by sending to Enel Finance International NV a request for early repayment. The debt balance as of December 31, 2022 was US$200 million equivalent to ThCh$171,172,000. On July 3, 2023, US$200 million was repaid according to the scheduled maturity of the loan.
iii.	On March 11, 2020, Enel Finance International NV granted a loan in US$ to Enel Chile for up to US$400 million, with a fixed interest rate of 3.30%, with the payment of interest every six months and a maturity date of March 11, 2030. The loan obtained by Enel Chile is unsecured, corresponds to a bullet loan, and the principal and interest may be repaid early, in part or in full, without any penalty other than the breakage costs, by sending to Enel Finance International NV a request for early repayment. The debt balance as of December 31, 2023 was US$400 million equivalent to ThCh$358,240,000 (US$400 million equivalent to ThCh$342,344,000 as of December 31, 2022). The accrued interest as of December 31, 2023 amounted to ThCh$3,569,878 (ThCh$3,546,113 as of December 31, 2022).
iv.	On April 1, 2021, Enel Chile entered into an SDG-Linked loan of US$300 million from Enel Finance International N.V. This loan has a fixed interest rate of 2.50% (which is subject to compliance with a reduction of greenhouse gas emissions (CO2) by December 2023), semi-annual payments and matures on April 1, 2031. It is a bullet loan that has no guarantees and may be partially or totally prepaid in advance (principal and interest) without any penalty other than the breakage costs; by submitting a prepayment request to Enel Finance International NV. As of December 31, 2023, the debt balance amounts to US$300 million equivalent to ThCh$263,136,000 (US$300 million equivalent to ThCh$256,758,000 as of December 31, 2022). As of December 31, 2023, accrued interest amounted to ThCh$1,699,420 (ThCh$1,640,398 as of December 31, 2022).
v.	On April 1, 2021, Enel Chile S.A. entered into an SDG-Linked revolving committed credit facility from Enel Finance International N.V. for US$290 million. This credit facility has a variable interest rate of LIBOR 1M, 3M or 6M + 1.00% spread, which is indexed to compliance with a reduction of greenhouse gas emissions to December 2023, with monthly, quarterly, or semi-annual interest payments and maturing on April 1, 2026. During the effective period of the credit facility, Enel Chile S.A. will pay an annual availability commission equal to 0.35% of the margin on the undrawn amount. This revolving credit facility has no guarantees and can be partially or totally prepaid in advance (principal and interest) along with any other costs under the agreement. Enel Chile S.A. has the right to renew a draw by sending a letter five (5) business days before expiration of the obligation. In June 2023, the Enel Chile Group successfully completed the Libor-SOFR transition of 100% of its financial and derivative contracts, in line with market standards. According to this change, the interest rate is SOFR + margin (1.0%) + adjustment spread 1M (0.11448%), 3M (0.26161%) and 6M (0.42826%). On April 26, 2023, this credit line was fully drawn for a period of 3 months, maturing on July 26, 2023. Because of its revolving nature, the decision to renew or repay the line will be made upon maturity and cannot extend beyond the line’s maturity date. On October 25, 2023, a prepayment of the full amount of the line of US$290 million was made. As of December 31, 2023, the credit line is 100% available (see Note 41.ii, iv and v).
vi.	On June 30, 2021, the debt previously held by Enel Green Power S.A. was transferred to Enel Chile (see the next paragraph) under the following conditions: the debt has been refinanced by Enel Finance International N.V. for US$644 million, at a fixed interest rate of 2.82% per annum, with semi-annual interest payment (beginning on June 30, 2024) maturing on December 31, 2027. This debt can be voluntarily prepaid, including breakage costs. As of December 31, 2023 the balance of the debt amounts to US$644 million equivalent to ThCh$565,191,044 (US$644 million equivalent to ThCh$551,491,708 as of December 31, 2022). As of December 31, 2023, this debt does not have any accrued interest because it was fully paid on December 30, 2023.

vii.	On September 30, 2021, Enel Chile S.A. entered into an SDG-Linked revolving committed credit facility from Enel Finance International N.V. for US$200 million. This credit line has a variable interest rate of LIBOR 1M, 3M or 6M + 1.15% margin (structured so that the interest rate relates to compliance with a reduction in the ratio of greenhouse effect gas emissions by December 2023), with monthly, quarterly, or semi-annual interest payments, and matures on September 30, 2025. During the effective period of the credit facility, Enel Chile S.A. will pay an annual availability commission equal to 30.0% of the margin on the undrawn amount. This revolving credit facility has no guarantees and can be partially or fully prepaid (principal and interest) along with any other costs under the agreement. Enel Chile S.A. has the right to a renew draw by sending a letter five (5) business days before the obligation expires. In June 2023, the Enel Chile Group successfully completed the Libor-SOFR transition of 100% of its financial and derivative contracts, in line with market standards. According to this change, the interest rate is SOFR + margin (1.15%) + adjustment spread 1M (0.11448%), 3M (0.26161%) and 6M (0.42826%). On May 16, 2023, this credit line was fully drawn for a period of 3 months, maturing on August 16, 2023. Because of its revolving nature, the decision to renew or repay the line will be made at maturity and cannot extend beyond the line's maturity date. As of November 13, 2023, a prepayment of the full amount of the line of US$200 million was made. As of December 31, 2023, the credit line is 100% available (see Note 41.vi).
viii.	On May 31, 2023, Enel Chile S.A. entered into a committed revolving credit line with Enel Finance International N.V. in US dollars for a total of US$100 million, at a variable interest rate of Term SOFR 1M, 3M, or 6M plus a margin of 1.25%, with monthly, quarterly, or semi-annual interest payment, and draws can be made for periods of 1, 3, or 6 months, renewable until the final maturity on May 31, 2024. During the availability period, Enel Chile S.A. will pay an annual availability commission equivalent to 30% of the margin over the non-drawn amount. This revolving line of credit is unsecured, and the principal and accumulated interest or other cost subject to agreement may be prepaid, in part or in whole. Enel Chile S.A. may require renewal of a draw, by letter sent five (5) business days prior to the due date of the obligation. On July 3, 2023, this credit line was fully drawn for a period of one month, maturing on August 3, 2023, and at such date it was renewed for one month, with a new maturity date of September 1, 2023, and was fully repaid at maturity. As of December 31, 2023, this credit line is 100% available.
ix.	On June 30, 2023, Enel Chile S.A. formalized a committed revolving credit line with Enel Finance International N.V. in US dollars for a total of US$320 million, at a variable interest rate Term SOFR 1M or 3M plus a margin of 0.75%, with monthly or quarterly interest payment, and withdrawals can be made at 1M or 3M renewable until the final maturity on September 30, 2023. During the availability period, Enel Chile S.A. will pay an annual availability commission equivalent to 35% of the margin over the non-withdrawn amount. Enel Chile S.A. may require renewal of a withdrawal, by letter sent 5 (five) business days prior to the due date of the obligation. On July 3, 2023, this credit line was fully drawn for a period of one month, maturing on August 3, 2023, and at such date it was renewed for 1 month, with a new maturity date of September 1, 2023, and was repaid in full. On September 19, 2023 this credit line was closed early, and as such, as of December 31, 2023, this line is not available.

10.2 Board of directors and key management personnel

Enel Chile is managed by a Board of Directors which consists of seven members. Each director serves for a three-year term after which they can be reelected.

The Board of Directors in office as of December 31, 2023, was elected at the Ordinary Shareholders’ Meeting held on April 28, 2021, and comprises the following people:

•	Mr. Herman Chadwick Piñera
•	Mrs. Mónica Girardi
•	Mrs. Isabella Alessio
•	Mr. Salvatore Bernabei
•	Mr. Fernán Gazmuri Plaza
•	Mr. Pablo Cabrera Gaete
•	Mr. Luis Gonzalo Palacios Vásquez

At the Ordinary Board Meeting held on April 28, 2021, Mr. Herman Chadwick Piñera was elected as Chairman of the Board and Mr. Domingo Valdés Prieto as Secretary of the Board.

The Directors’ Committee was also appointed during the same Board Meeting, which is governed by Law No. 18,046 (the Chilean Corporations Law), and the Sarbanes-Oxley Act. This Committee comprises the Directors Mr. Fernán Gazmuri Plaza, Mr. Pablo Cabrera Gaete and Mr. Luis Gonzalo Palacios Vásquez. All the members of the Committee are independent Directors, in accordance with the provisions of Circular No. 1,956 issued by the CMF.

The Board of Directors has appointed Mr. Fernán Gazmuri Plaza as financial expert of Enel Chile’s Directors’ Committee. The Company’s Directors’ Committee has appointed Mr. Fernán Gazmuri Plaza as Chairman of the aforementioned corporate body and Mr. Domingo Valdés Prieto as its Secretary.

a)	Accounts receivable and payable and other transactions
-	Accounts receivable and payable

There are no outstanding balances receivable and payable between the Company and its Directors and Group Management.

-	Other transactions

There are no transactions other than remuneration between the Company and its Directors and Group Management.

b)	Guarantees given by the Company in favor of the directors

No guarantees have been given to the Directors.

c)	Compensation for directors

In accordance with Article 33 of Law No. 18,046 (Chilean Corporations Law), governing stock corporations, the compensation of Directors is established each year at the General Shareholders Meeting of Enel Chile.

A monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended, shall also be paid to each member of the Board of Directors. This compensation is broken down as follows:

-	UF 216 as a fixed monthly fee in any event; and
-	UF 79.2 as a per diem for each Board meeting attended with a maximum of 16 sessions in total whether ordinary or extraordinary, within the corresponding exercise.

According to the provisions of the bylaws, the compensation of the Chairman of the Board will be twice that of a Director.

In the event a Director of Enel Chile S.A participates in more than one Board of Directors of domestic or foreign subsidiaries and/or affiliates, or acts as director or consultant for other domestic or foreign companies or legal entities in which Enel Chile S.A. has direct or indirect interest, he/she may receive remuneration only in one of said Board of Directors or Management Boards.

The executive officers of Enel Chile S.A. and/or its domestic or foreign subsidiaries or affiliates will not receive remunerations or per diem allowances if acting as directors of any of Enel Chile S.A.’s domestic or foreign subsidiaries, affiliates or investee in any way. However, said remunerations or per diem allowances may be received by the executive officers as long as they are previously and expressly authorized as advances of their variable portion of remuneration by the corresponding companies with which they are associated through an employment contract.

Directors’ Committee:

Each member will be paid monthly compensation, one part a fixed monthly fee and another part dependent on meetings attended.

This compensation is broken down as follows:

-	UF 72 as a fixed monthly fee, in any event, and
-	UF 26.4 as a per diem for each Board meeting attended, all with a maximum of 16 meetings in total, whether ordinary or extraordinary, within the corresponding year.

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the period of December 31, 2023, 2022 and 2021:

				December 31, 2023
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.992-4	Herman Chadwick Piñera	Chairman	January -December 2023	260,904	-	-
4.461.192-9	Fernán Gazmuri Plaza	Director	January -December 2023	130,452	-	42,531
4.774.797-K	Pablo Cabrera Gaete	Director	January -December 2023	130,452	-	42,531
5.545.086-2	Luis Gonzalo Palacios Vasquez	Director	January -December 2023	130,452	-	42,531
Foreign	Monica Girardi	Director	January -December 2023	-	-	-
Foreign	Isabella Alessio	Director	January -December 2023	-	-	-
Foreign	Salvatore Bernabei	Director	January -December 2023	-	-	-
			TOTAL	652,260	-	127,593

				December 31, 2022
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.99204	Herman Chadwick Piñera	Chairman	January 0December 2022	250,419	-	-
4.461.19209	Fernan Gazmuri Plaza	Director	January 0December 2022	125,209	-	41,688
4.774.7970K	Pablo Cabrera Gaete	Director	January 0December 2022	125,209	-	41,688
5.545.08602	Luis Gonzalo Palacios Vasquez	Director	January 0December 2022	125,209	-	41,688
Foreign	Monica Girardi	Director	January 0December 2022	-	-	-
Foreign	Isabella Alessio	Director	January 0December 2022	-	-	-
Foreign	Salvatore Bernabei	Director	January 0December 2022	-	-	-
			TOTAL	626,046	-	125,064

				December 31, 2021
Taxpayer ID No.	Name	Position	Period in position	Enel Chile Board	Board of subsidiaries	Directors' Committee
				ThCh$	ThCh$	ThCh$
4.975.99204	Herman Chadwick Piñera	Chairman	January 0December 2021	216,204	-	-
Foreign	Giulio Fazio	Director	January 0March 2021	-	-	-
4.461.19209	Fernan Gazmuri Plaza	Director	January 0December 2021	105,796	-	34,466
4.774.7970K	Pablo Cabrera Gaete	Director	January 0December 2021	108,102	-	36,028
5.672.44403	Juan Gerardo Jofré Miranda	Director	January 0March 2021	25,910	-	8,637
5.545.08602	Luis Gonzalo Palacios Vasquez	Director	April 0December 2021	76,460	-	25,481
Foreign	Monica Girardi	Director	April 0December 2021	-	-	-
Foreign	Isabella Alessio	Director	April 0December 2021	-	-	-
Foreign	Daniele Caprini	Director	January 0March 2021	-	-	-
Foreign	Salvatore Bernabei	Director	January 0December 2021	-	-	-
			TOTAL	532,472	-	104,612

10.3 Compensation of key management personnel

Enel Chile’s key management personnel as of December 31, 2023 is comprised of the following people:

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreign	Fabrizio Barderi (1) (2)	Chief Executive Officer
Foreign	Giuseppe Turchiarelli (3)	Administration Finance and Control Officer
13.903.626-3	Liliana Schnaidt Hagedorn	Human Resources and Organization Manager
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
16.261.687-0	Juan Francisco Díaz Valenzuela (4)	Internal Audit Manager
27.965.892-2	Montserrat Palomar Quilez (5)	Sustainability and Relationship Manager
(1)	On March 1, 2022, Mr. Fabrizio Barderi was appointed Chief Executive Officer, replacing Mr. Paolo Palloti.
(2)	On January 25, 2024, Mr. Fabrizio Barderi has submitted his resignation as CEO of the company, effective March 1, 2024.
(3)	On March 1, 2024, in addition to this role as CFO, Mr. Turchiarelli assumed the role of CEO on an interim basis. On April 29, 2024, Mr. Turchiarelli was named CEO on a permanent basis and CFO on an interim basis (see Note 41.xii).
(4)	On February 1, 2022, Mr. Juan Francisco Díaz Valenzuela was appointed Internal Audit Manager, replacing Mr. Eugenio Belinchon Gueto.
(5)	On April 1, 2024 Pedro Urzúa Frei assumed the role of External Relations and Sustainability Chile Officer, replacing Montserrat Palomar Quilez.

10.4 Incentive plans for key management personnel

Enel Chile has implemented an annual bonus plan for its executives based on meeting company-wide objectives and on the level of their individual contribution in achieving the overall goals of the Group. The plan provides for a range of bonus amounts according to seniority level. The bonuses paid to the executives consist of a certain number of monthly gross remunerations.

Compensation received by key management personnel are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
	ThCh$	ThCh$	ThCh$
Remuneration	2,455,831	2,241,508	2,060,928
Short-term benefits for employees	345,548	261,306	260,400
Other long-term benefits	394,570	143,969	38,713
Total	3,195,949	2,646,783	2,360,041

a)	Guarantees established by the Company in favor of key management personnel

No guarantees have been given to key management personnel.

10.5 Compensation plans linked to share price

There are no payment plans granted to the Directors or key Management personnel based on the share price of the Enel Chile common stock.

10.6 Restricted stock unit program

In 2022, under an established restricted stock unit (“RSU”) program that was implemented for that year only, certain key personnel of Enel Chile received a one-time issuance of Enel S.p.A. shares for the corresponding RSU award. These shares were not issued on a discretionary basis, but were automatically issued upon vesting of the RSUs on a pre-established date once certain performance-based vesting conditions were met. The cost of the RSU program is subject to an outstanding recharge agreement; accordingly, such cost has been borne by Enel Chile. This agreement establishes that all fixed and variable remuneration of certain expatriate executives (whether in cash or in kind) is paid by the company to which the expatriate executive provides services. The cost of the program amounted to ThCh$27,395, which is included in the item Payroll expenses for 2022.